Components of Income before Income Tax Expense from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic (U.S.)			$ 8,440	$ 44,110	$ 23,122
Foreign (Non-U.S.)			312,143	285,535	278,632
Income before income tax expense	$ 76,009	$ 64,685	$ 320,583	$ 329,645	$ 301,754